Taxes on income - Schedule of Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Taxes Payable, Current [Abstract]
Current Federal Tax Expense (Benefit)	$ 10,605	$ 10,011	$ 3,010
Current Foreign Tax Expense (Benefit)	4,527	588	(2,876)
Current Income Tax Expense (Benefit), Total	15,132	10,599	134
Deferred Federal, State and Local, Tax Expense (Benefit) [Abstract]
Deferred Federal Income Tax Expense (Benefit)	(1,556)	(3,159)	1,596
Deferred Foreign Income Tax Expense (Benefit)	(1,224)	(417)	3,807
Deferred Income Tax Expense (Benefit), Total	(2,780)	(3,576)	5,403
Income Tax Expense (Benefit)	$ 12,352	$ 7,023	$ 5,537
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	23.00%	23.00%	23.00%